Quarterly Holdings Report
for

Fidelity® Series Stock Selector Large Cap Value Fund

October 31, 2020

LDT-QTLY-1220
1.950977.107

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	3,125,825	$84,459,792
Liberty Global PLC Class C (a)	1,736,434	32,401,858
Verizon Communications, Inc.	3,750,745	213,754,959
		330,616,609
Entertainment - 2.0%
The Walt Disney Co.	1,563,300	189,550,125
Interactive Media & Services - 1.7%
Alphabet, Inc. Class A (a)	101,144	163,459,830
Media - 2.0%
Comcast Corp. Class A	2,155,097	91,031,297
Discovery Communications, Inc. Class A (a)(b)	832,681	16,853,463
Interpublic Group of Companies, Inc.	4,667,620	84,437,246
		192,322,006

TOTAL COMMUNICATION SERVICES		875,948,570

CONSUMER DISCRETIONARY - 7.4%
Auto Components - 1.1%
Aptiv PLC	1,110,600	107,161,794
Hotels, Restaurants & Leisure - 2.9%
Las Vegas Sands Corp.	1,562,700	75,103,362
McDonald's Corp.	955,960	203,619,480
		278,722,842
Household Durables - 0.5%
Lennar Corp. Class A	705,400	49,540,242
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	775,900	70,079,288
Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	384,590	74,448,932
Ulta Beauty, Inc. (a)	317,760	65,703,235
		140,152,167
Textiles, Apparel & Luxury Goods - 0.7%
VF Corp.	907,400	60,977,280

TOTAL CONSUMER DISCRETIONARY		706,633,613

CONSUMER STAPLES - 7.6%
Beverages - 1.8%
Constellation Brands, Inc. Class A (sub. vtg.)	116,700	19,282,341
Keurig Dr. Pepper, Inc. (b)	1,651,900	44,436,110
Monster Beverage Corp. (a)	86,500	6,623,305
PepsiCo, Inc.	177,600	23,672,304
The Coca-Cola Co.	1,632,400	78,453,144
		172,467,204
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	60,700	21,707,534
Walmart, Inc.	911,071	126,411,101
		148,118,635
Food Products - 1.1%
Conagra Brands, Inc.	377,000	13,228,930
Mondelez International, Inc.	1,703,852	90,508,618
		103,737,548
Household Products - 2.4%
Clorox Co.	69,800	14,466,050
Kimberly-Clark Corp.	377,100	49,999,689
Procter & Gamble Co.	1,224,372	167,861,401
		232,327,140
Tobacco - 0.7%
Philip Morris International, Inc.	951,746	67,593,001

TOTAL CONSUMER STAPLES		724,243,528

ENERGY - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
BP PLC sponsored ADR	1,730,200	26,783,496
Cenovus Energy, Inc. (Canada)	11,365,847	37,195,146
Cheniere Energy, Inc. (a)	1,432,200	68,559,414
Chevron Corp.	1,435,200	99,746,400
Hess Corp.	1,265,700	47,109,354
Marathon Petroleum Corp.	1,439,200	42,456,400
Total SA sponsored ADR	1,417,500	42,992,775
		364,842,985
FINANCIALS - 18.0%
Banks - 5.6%
Bank of America Corp.	5,526,500	130,978,050
Citigroup, Inc.	2,033,600	84,231,712
DNB ASA	1,241,100	16,731,479
First Horizon National Corp.	2,620,400	27,278,364
JPMorgan Chase & Co.	945,200	92,667,408
KeyCorp	2,574,800	33,420,904
Truist Financial Corp.	866,871	36,512,607
Wells Fargo & Co.	5,061,200	108,562,740
		530,383,264
Capital Markets - 4.6%
Bank of New York Mellon Corp.	3,337,400	114,673,064
BlackRock, Inc. Class A	135,300	81,073,113
Cboe Global Markets, Inc.	429,600	34,922,184
Intercontinental Exchange, Inc.	676,200	63,833,280
Morgan Stanley	2,252,100	108,438,615
Virtu Financial, Inc. Class A	1,467,598	31,377,245
		434,317,501
Consumer Finance - 2.8%
Ally Financial, Inc.	1,173,400	31,306,312
Capital One Financial Corp.	2,776,000	202,870,080
Discover Financial Services	503,800	32,752,038
		266,928,430
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	938,100	189,402,390
Insurance - 3.0%
American International Group, Inc.	1,218,976	38,385,554
Hartford Financial Services Group, Inc.	1,452,700	55,958,004
The Travelers Companies, Inc.	1,097,864	132,523,163
Willis Towers Watson PLC	329,816	60,184,824
		287,051,545

TOTAL FINANCIALS		1,708,083,130

HEALTH CARE - 13.7%
Biotechnology - 0.1%
Vertex Pharmaceuticals, Inc. (a)	49,300	10,272,148
Health Care Equipment & Supplies - 5.4%
Abbott Laboratories	668,000	70,213,480
Baxter International, Inc.	731,600	56,750,212
Becton, Dickinson & Co.	381,800	88,245,434
Boston Scientific Corp. (a)	1,309,400	44,873,138
Danaher Corp.	643,400	147,686,036
Medtronic PLC	855,464	86,034,014
Stryker Corp.	99,400	20,079,794
		513,882,108
Health Care Providers & Services - 3.1%
Cardinal Health, Inc.	649,200	29,726,868
Centene Corp. (a)	447,400	26,441,340
Cigna Corp.	471,200	78,676,264
CVS Health Corp.	684,936	38,418,060
Humana, Inc.	132,900	53,064,312
UnitedHealth Group, Inc.	210,800	64,323,512
		290,650,356
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	227,000	107,398,240
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	1,002,400	58,590,280
Johnson & Johnson	1,341,006	183,865,333
Merck & Co., Inc.	177,700	13,364,817
Pfizer, Inc.	3,380,336	119,934,321
		375,754,751

TOTAL HEALTH CARE		1,297,957,603

INDUSTRIALS - 13.3%
Aerospace & Defense - 2.8%
General Dynamics Corp.	545,400	71,627,382
Northrop Grumman Corp.	117,700	34,111,814
Raytheon Technologies Corp.	2,069,579	112,419,531
The Boeing Co.	348,900	50,377,671
		268,536,398
Air Freight & Logistics - 1.1%
FedEx Corp.	392,921	101,951,212
Construction & Engineering - 1.3%
AECOM (a)	2,698,420	120,997,153
Electrical Equipment - 1.6%
Sensata Technologies, Inc. PLC (a)	3,398,784	148,560,849
Industrial Conglomerates - 1.3%
General Electric Co.	13,209,645	98,015,566
Honeywell International, Inc.	149,000	24,577,550
		122,593,116
Machinery - 0.8%
Caterpillar, Inc.	474,600	74,535,930
Marine - 1.0%
A.P. Moller - Maersk A/S Series B	40,779	65,353,835
Kirby Corp. (a)	818,647	31,509,723
		96,863,558
Professional Services - 1.1%
Nielsen Holdings PLC	7,562,878	102,174,482
Road & Rail - 1.1%
Norfolk Southern Corp.	506,844	105,991,217
Trading Companies & Distributors - 1.2%
HD Supply Holdings, Inc. (a)	2,299,749	91,667,995
Univar, Inc. (a)	1,671,400	27,728,526
		119,396,521

TOTAL INDUSTRIALS		1,261,600,436

INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 2.3%
Cisco Systems, Inc.	3,960,561	142,184,140
CommScope Holding Co., Inc. (a)	2,473,788	22,016,713
F5 Networks, Inc. (a)	386,161	51,336,243
		215,537,096
IT Services - 4.1%
Amdocs Ltd.	2,140,207	120,664,871
CACI International, Inc. Class A (a)	57,010	11,888,295
Capgemini SA	474,592	54,798,006
Fidelity National Information Services, Inc.	98,759	12,304,384
Fiserv, Inc. (a)	972,259	92,821,567
IBM Corp.	867,728	96,890,508
		389,367,631
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom, Inc.	79,486	27,790,690
Intel Corp.	2,226,008	98,567,634
		126,358,324
Software - 1.1%
Nortonlifelock, Inc.	2,044,781	42,061,145
SS&C Technologies Holdings, Inc.	971,439	57,528,618
		99,589,763

TOTAL INFORMATION TECHNOLOGY		830,852,814

MATERIALS - 4.7%
Chemicals - 3.0%
DuPont de Nemours, Inc.	1,805,223	102,681,084
Olin Corp.	4,392,551	72,696,719
The Chemours Co. LLC	3,155,600	63,553,784
W.R. Grace & Co.	970,500	42,207,045
		281,138,632
Construction Materials - 0.4%
Eagle Materials, Inc.	510,600	43,528,650
Containers & Packaging - 1.3%
Crown Holdings, Inc. (a)	1,459,300	125,207,940

TOTAL MATERIALS		449,875,222

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.1%
American Homes 4 Rent Class A	1,292,700	36,544,629
American Tower Corp.	169,584	38,944,966
Corporate Office Properties Trust (SBI)	1,107,677	24,845,195
Digital Realty Trust, Inc.	422,200	60,923,460
Mid-America Apartment Communities, Inc.	438,700	51,165,581
Prologis (REIT), Inc.	1,084,463	107,578,730
Weyerhaeuser Co.	2,488,000	67,897,520
		387,900,081
Real Estate Management & Development - 0.3%
Cushman & Wakefield PLC (a)	2,752,500	32,259,300

TOTAL REAL ESTATE		420,159,381

UTILITIES - 6.2%
Electric Utilities - 2.8%
Edison International	1,249,700	70,033,188
Exelon Corp.	2,117,700	84,475,053
FirstEnergy Corp.	1,865,700	55,448,604
PG&E Corp. (a)	5,720,748	54,690,351
		264,647,196
Independent Power and Renewable Electricity Producers - 1.5%
The AES Corp.	4,246,200	82,800,900
Vistra Corp.	3,142,733	54,589,272
		137,390,172
Multi-Utilities - 1.9%
CenterPoint Energy, Inc.	3,468,800	73,295,744
Dominion Energy, Inc.	1,347,700	108,274,218
		181,569,962

TOTAL UTILITIES		583,607,330

TOTAL COMMON STOCKS
(Cost $8,568,789,639)		9,223,804,612

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.10% (c)	143,040,955	143,069,563
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	25,732,027	25,734,600
TOTAL MONEY MARKET FUNDS
(Cost $168,803,303)		168,804,163

Equity Funds - 1.0%
Domestic Equity Funds - 1.0%
iShares Russell 1000 Value Index ETF (b)
(Cost $81,207,162)	804,272	93,882,671
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $8,818,800,104)		9,486,491,446
NET OTHER ASSETS (LIABILITIES) - 0.1%		14,052,474
NET ASSETS - 100%		$9,500,543,920

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$717,217
Fidelity Securities Lending Cash Central Fund	239,381
Total	$956,598

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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